CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Priority share
Preferred share, par value (in Euro per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in Euro per share)	€ 0.01
Preferred share, share authorized	2,000,000,001
Preferred share, share issued	0
Preferred share, share outstanding	0
Common Class A
Ordinary shares, par value (in Euro per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	4,539,525,900	2,000,000,000
Ordinary shares, shares issued	30,058,214	159,217,348
Ordinary shares, shares outstanding	30,051,214	159,217,348
Common Class B
Ordinary shares, par value (in Euro per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	302,635,060	273,764,304
Ordinary shares, shares issued	273,764,304	164,621,382
Ordinary shares, shares outstanding	273,764,304	164,621,382
Common Class C
Ordinary shares, par value (in Euro per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	302,635,060	276,063,445
Ordinary shares, shares issued	2,299,141	109,142,922
Ordinary shares, shares outstanding